Document and Entity Information	Nov. 19, 2024
Cover [Abstract]
Entity Registrant Name	R1 RCM Inc. /DE
Amendment Flag	false
Entity Central Index Key	0001910851
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 19, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-41428
Entity Tax Identification Number	87-4340782
Entity Address, Address Line One	433 W. Ascension Way
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84123
City Area Code	(312)
Local Phone Number	324-7820
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	RCM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false